Condensed Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Loss for the period	$ (12,147,008)	$ (57,809,776)
Adjustments for:
Depreciation of property and equipment	241,107	67,720
Depreciation of right-of-use assets	73,416	60,510
Amortization of intangible assets	1,653,584	1,559,941
Gain from the termination of contract	(196,396)
Finance costs	139,255	479,148
Finance income	(5,234)	(721)
Provision for employees’ end of service benefits	267,281	518,313
Revaluation of warrant liability	208,383	(3,597,835)
Recapitalization expense		48,521,787
(Reversal)/Provision for share-based payments	(148,495)	1,655,529
Reversal of accruals no longer required		(2,214,795)
(Reversal)/Allowance for estimated credit loss	345,157	36,998
Share of loss of a joint venture	126,844	127,210
Taxes	295,018	207,428
Government grants revenue	(1,431,490)	(2,123,055)
Total adjustments	(10,578,578)	(12,511,598)
Working capital changes:
Trade and other receivables	1,038,251	(6,057,010)
Amount due from related parties	(26,751)	895,627
Contract assets	321,078	(1,471,748)
Trade and other payables	7,249,015	18,437,108
Contract liabilities	(194,244)	1,344,628
Amount due to related parties	1,365,388	(521,491)
Cash flow from used in operations	(825,841)	115,516
Income tax paid	(722,005)	(722,576)
End of service benefits paid	(61,122)	(43,540)
Net cash flows used in operating activities	(1,608,968)	(650,600)
INVESTING ACTIVITIES
Purchase of property and equipment	(4,112)	(134,494)
Additions of intangible assets	(1,106,175)	(8,905,070)
Investment in a joint venture		(1,068,408)
Payment for acquisition of subsidiary		(350,000)
Net cash flows used in investing activities	(1,110,287)	(10,457,972)
FINANCING ACTIVITIES
Payments of lease liabilities	(114,083)	(94,777)
Repayment of loans and borrowings		(11,200,123)
Receipt of government grants	1,097,404	1,021,975
Proceeds from reverse recapitalization		2,480,107
Proceeds from PIPE Financing		30,427,800
Reverse recapitalization transaction costs		(9,470,709)
Finance costs paid	(118,208)	(38,338)
Finance income received	5,234	721
Net cash flows from financing activities	870,347	13,126,656
(DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	(1,848,908)	2,018,084
Cash and cash equivalents at January 1	3,113,331	632,540
CASH AND CASH EQUIVALENTS AT PERIOD END	1,264,423	2,650,624
Supplementary cash flow information on non-cash investing and financing activities
Transaction cost settle net of proceeds		10,132,200
Termination of outstanding payable in relation to written-off intangible assets	$ 5,250,000